Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Jul. 14, 2017	May 09, 2017	Jan. 03, 2017	Dec. 29, 2016	May 31, 2017	Sep. 30, 2017	Aug. 02, 2017	Jul. 02, 2017
Incentive Plan [Member]
Number of shares authorized						2,778,818
Number of shares available for grant						2,768,776
Restricted stock expense						$ 1,482
Shares of non-vested restricted stock and RSUs outstanding						2,768,776
Number of share future issuance						10,042
Non-cash compensation expense						$ 4,099
Incentive Plan [Member] | Unvested Restricted Stock [Member]
Number of shares available for grant			1,076,272
Number of shares issued in period				936,173
Restricted stock expense						1,332
Vesting period			3 years	3 years
Weighted average fair value of the common stock on the date of grant			$ 5.51	$ 5.63
Aggregate grant date fair value			$ 5,927			5,271
Unrecognized compensation expense						$ 11,470
Expected to be recognized over weighted average period						2 years 2 months 12 days
Number of share Forfeited						(28,622)
Incentive Plan [Member] | Unvested Restricted Stock [Member] | Chief Executive Officer [Member]
Reduction in number of shares available for grant				14,311
Incentive Plan [Member] | Unvested Restricted Stock [Member] | Executive Chairman [Member]
Reduction in number of shares available for grant			14,311
Incentive Plan [Member] | Restricted Stock Units [Member]
Number of shares issued in period				722,466
Aggregate grant date fair value						$ 4,067
Compensation expense						$ 1,028
Number of share Forfeited
Incentive Plan [Member] | Restricted Stock Units [Member] | Employee [Member]
Number of shares available for grant		10,000
Restricted stock expense						$ 9
Vesting period		3 years
Weighted average fair value of the common stock on the date of grant		$ 5.51
Aggregate grant date fair value		$ 55
Incentive Plan [Member] | Restricted Stock Units [Member] | Board Of Directors [Member]
Number of shares available for grant					23,865
Restricted stock expense						$ 249
Description of vesting period					One-half of the RSUs vested on the date of grant, with the remaining RSU’s vesting July 1, 2017 and October 1, 2017.
Weighted average fair value of the common stock on the date of grant							$ 12.25	$ 10.25
Aggregate grant date fair value					$ 249
Employee Stock Purchase Plan [Member]
Number of shares available for grant	500,000					24,600
Description of employee stock purchase plan

The ESPP permits employees of the Company and designated subsidiaries to purchase common stock through payroll deductions during offerings periods under the plan. Six-month offering periods are anticipated to occur each January 1 and July 1 that allow participants to purchase shares based on a percentage of their base salary (from 1% to 10%) not to exceed 500 shares per period or a market value of $25,000 per year. The purchase price for offering periods is anticipated to be equal to 85% of the lower of the fair market values of the stock as of the beginning and the end of the offering period.

Number of share future issuance						475,400
Compensation expense						$ 88